Intangible Assets - Schedule of Allocation for Amortization Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 399	$ 132	$ 82
Administrative expenses	858	627	727
Selling expenses	656	500	207
Total	$ 1,913	$ 1,259	$ 1,016